Income Taxes (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Beginning balance of unrecognized tax benefits	$ 0.4	$ 0.4	$ 0.4
Ending balance of unrecognized tax benefits	$ 0.4	$ 0.4	$ 0.4